Condensed Consolidated Statements of Changes in Shareholders' Equity (Unaudited)		Common Stock [Member] USD ($) shares	Common Stock [Member] SGD ($) shares	Additional Paid-in Capital [Member] USD ($)	Additional Paid-in Capital [Member] SGD ($)	AOCI Attributable to Parent [Member] USD ($)	AOCI Attributable to Parent [Member] SGD ($)	Retained Earnings [Member] USD ($)	Retained Earnings [Member] SGD ($)	USD ($)	SGD ($)
Balance at Dec. 31, 2022			$ 1,747		$ 38,798,253		$ (4,666,758)		$ (32,346,579)		$ 1,786,663
Balance, shares at Dec. 31, 2022 | shares	[1]	13,250,000	13,250,000
Net Income loss for the period									98,877		98,877
Balance at Jun. 30, 2023			$ 1,747		38,798,253		(4,666,758)		(32,247,702)		1,885,540
Balance, shares at Jun. 30, 2023 | shares	[1]	13,250,000	13,250,000
Balance at Dec. 31, 2023			$ 1,747		38,798,253		(4,666,758)		(32,027,666)		2,105,576
Balance, shares at Dec. 31, 2023 | shares	[1]	13,250,000	13,250,000
Net Income loss for the period									(614,637)	$ (452,438)	(614,637)
Foreign currency translation adjustment							(6,314)				(6,314)
Balance at Jun. 30, 2024		$ 1,325	$ 1,747	$ 28,559,627	$ 38,798,253	$ (3,439,916)	$ (4,673,072)	$ (24,028,195)	$ (32,642,303)	$ 1,092,841	$ 1,484,625
Balance, shares at Jun. 30, 2024 | shares	[1]	13,250,000	13,250,000

[1]	The shares amounts are presented on a retroactive basis.